Operations, Allegations and Investigations Regarding our Supply Relationships (Details) R$ in Thousands			6 Months Ended		12 Months Ended
	Dec. 27, 2017 BRL (R$) Notice	Dec. 15, 2017 BRL (R$)	Jun. 30, 2018 BRL (R$) Supplier	Jun. 30, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)
Investigation [Abstract]
Write-off of property, plant and equipment			R$ 19,366
Recorded loss			(133,285)	R$ 103,374
General and administrative expenses			(161,969)	(169,196)
Operating (expenses) income, net			50,077	44,477
Finance expenses			R$ 139,480	324,152
Operation "Lava-Jato" [Member]
Investigation [Abstract]
Number of suppliers selected for analysis by independent experts | Supplier			56
Write-off of property, plant and equipment					R$ (53,407)
Operation Descarte [Member]
Investigation [Abstract]
Tax infringement notice amount	R$ 121,778
Number of official tax infringement notice | Notice	2
Recorded loss				(29,231)
Depreciation costs				577
General and administrative expenses				14,300
Operating (expenses) income, net				6,226
Finance expenses				R$ 8,128
Operation Descarte [Member] | Cavo Servicos e Saneamento S.A. [Member]
Investigation [Abstract]
Tax infringement notice amount		R$ 90,634